Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2021 and 2020 fair value of derivatives held by the Group can be summarized as follows:

	2021	2020
	(US$ millions)
Derivatives
Cash flow hedge derivatives	20	12
Net derivative asset (liability)	20	12

Disclosure of nature and extent of risks arising from financial instruments
Financing at December 31, 2021

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	91	151	460	662	372	3,219	4,956
Floating rate financing	1,750	55	26	181	386	391	2,789
Total	1,840	206	487	843	758	3,610	7,744
Weighted average nominal interest rate	1.93%	5.97%	5.47%	5.86%	5.11%	5.34%	5.55%
Financing at December 31, 2020

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	80	90	268	561	269	3,498	4,766
Floating rate financing	33	17	171	250	197	256	926
Total	113	107	439	811	467	3,755	5,691
Weighted average nominal interest rate	4.65%	4.95%	5.76%	4.15%	5.09%	5.21%	4.90%
Debt denomination at December 31

	2021	2020
	(US$ millions)
Debt denominated in US dollars	4,827	3,384
Debt denominated in currencies of the following countries
Guatemala (ii)	605	na
Colombia	699	614
Tanzania	38	40
Bolivia	310	337
Paraguay	195	180
El Salvador(i)	99	118
Panama(i)	846	869
Luxembourg (COP denominated)	36	41
Costa Rica	88	107
Total debt denominated in other currencies	2,917	2,307
Total debt	7,744	5,691
(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. Our local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).
(ii)Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2021

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(1,840)	(2,294)	(3,610)	(7,744)
Lease liability	(171)	(591)	(404)	(1,167)
Cash and equivalents	895	—	—	895
Pledged deposits	35	—	—	35
Refundable deposit	—	—	—	—
Derivative financial instruments	—	20	—	20
Net cash (debt) including derivatives related to debt	(1,082)	(2,865)	(4,014)	(7,961)
Future interest commitments related to debt and financing	(340)	(1,086)	(98)	(1,524)
Future interest commitments related to leases	(144)	(380)	(179)	(704)
Trade payables (excluding accruals)	(624)	—	—	(624)
Other financial liabilities (including accruals)	(1,141)	—	—	(1,141)
Put option liability	(290)	—	—	(290)
Trade receivables	405	—	—	405
Other financial assets	344	98	—	442
Net financial liabilities	(2,871)	(4,234)	(4,291)	(11,396)

Maturity profile of net financial liabilities at December 31, 2020

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(113)	(1,824)	(3,755)	(5,691)
Lease liability	(123)	(525)	(373)	(1,021)
Cash and equivalents	875	—	—	875
Pledged deposits (related to back borrowings)	—	—	—	—
Refundable deposit	—	—	—	—
Derivative financial instruments	—	12	—	12
Net cash (debt) including derivatives related to debt	639	(2,336)	(4,128)	(5,825)
Future interest commitments related to debt and financing	(311)	(1,069)	(104)	(1,484)
Future interest commitments related to leases	(146)	(410)	(203)	(759)
Trade payables (excluding accruals)	(576)	—	—	(576)
Other financial liabilities (including accruals)	(1,185)	(29)	—	(1,214)
Put option liability	(262)	—	—	(262)
Trade receivables	351	—	—	351
Other financial assets	568	167	—	735
Net financial liabilities	(922)	(3,676)	(4,435)	(9,034)

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2021

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(1,840)	(2,294)	(3,610)	(7,744)
Lease liability	(171)	(591)	(404)	(1,167)
Cash and equivalents	895	—	—	895
Pledged deposits	35	—	—	35
Refundable deposit	—	—	—	—
Derivative financial instruments	—	20	—	20
Net cash (debt) including derivatives related to debt	(1,082)	(2,865)	(4,014)	(7,961)
Future interest commitments related to debt and financing	(340)	(1,086)	(98)	(1,524)
Future interest commitments related to leases	(144)	(380)	(179)	(704)
Trade payables (excluding accruals)	(624)	—	—	(624)
Other financial liabilities (including accruals)	(1,141)	—	—	(1,141)
Put option liability	(290)	—	—	(290)
Trade receivables	405	—	—	405
Other financial assets	344	98	—	442
Net financial liabilities	(2,871)	(4,234)	(4,291)	(11,396)

Maturity profile of net financial liabilities at December 31, 2020

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(113)	(1,824)	(3,755)	(5,691)
Lease liability	(123)	(525)	(373)	(1,021)
Cash and equivalents	875	—	—	875
Pledged deposits (related to back borrowings)	—	—	—	—
Refundable deposit	—	—	—	—
Derivative financial instruments	—	12	—	12
Net cash (debt) including derivatives related to debt	639	(2,336)	(4,128)	(5,825)
Future interest commitments related to debt and financing	(311)	(1,069)	(104)	(1,484)
Future interest commitments related to leases	(146)	(410)	(203)	(759)
Trade payables (excluding accruals)	(576)	—	—	(576)
Other financial liabilities (including accruals)	(1,185)	(29)	—	(1,214)
Put option liability	(262)	—	—	(262)
Trade receivables	351	—	—	351
Other financial assets	568	167	—	735
Net financial liabilities	(922)	(3,676)	(4,435)	(9,034)

Disclosure of detailed information about managing capital
Net financial obligations to EBITDA

	Note	2021	2020
	(US$ millions)
Net financial obligations	C.6.	7,981	5,837
EBITDA	B.3.	1,639	1,495
Net financial obligations to EBITDA (i)		4.87	3.90
(i) The ratio is above 3.0x on an IFRS basis. However, according to the terms of the indenture, this ratio is calculated differently, resulting in a ratio below 3.0x for covenant purposes. Also, the ratio in 2021 is artificially high as the full debt of Tigo Guatemala has been consolidated from the acquisition date on November 12, 2021, while the Group consolidated only 1.5 months of Tigo Guatemala's EBITDA.

Gearing ratio

	Note	2021	2020
	(US$ millions)
Net financial obligations	C.6.	7,981	5,837
Equity attributable to Owners of the Company	C.1.	2,583	2,059
Net financial obligations and equity		10,564	7,896
Gearing ratio		0.76	0.74